DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 4,335
2014	4,685
2015	5,070
2016	5,490
2017	5,935
Thereafter	20,835
Long-term Debt	$ 46,350	$ 50,350